Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Loan transactions with directors, including their affiliates, and executive officers	A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	Years Ended December 31,
	2020	2019	2018
Balance, Beginning of Period	$431,516	$32,961	$94,292
New Loans	—	417,590	674
Less Loan Payments	(32,714)	(19,035)	(62,005)
Balance, End of Period	$398,802	$431,516	$32,961